Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-3

Collection Period	7/01/19-7/31/19
Determination Date	8/9/2019
Distribution Date	8/15/2019

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-03.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$339,531,782.06
2.	Collections allocable to Principal		$17,272,166.22
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$974,389.70
5.	Pool Balance on the close of the last day of the related Collection Period		$321,285,226.14
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		36,955
7.	Initial Pool Balance		$1,250,000,036.00
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$123,281,781.88	$105,035,225.96
	d. Class A-4 Note Balance	$130,630,000.00	$130,630,000.00
	e. Class B Note Balance	$35,000,000.00	$35,000,000.00
	f. Class C Note Balance	$25,000,000.00	$25,000,000.00
	g. Class D Note Balance	$19,370,000.00	$19,370,000.00
	h. Note Balance (sum a - g)	$333,281,781.88	$315,035,225.96
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.2900748	0.2471417
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.2666254	0.2520282
10.	Overcollateralization Target Amount		$6,250,000.18
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,250,000.18
12.	Weighted Average Coupon		7.71%
13.	Weighted Average Original Term	months	67.75
14.	Weighted Average Remaining Term	months	28.65
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$2,211,846.06
	b. Liquidation Proceeds allocable to Finance Charge		$6,873.52
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$2,218,719.58
16.	Principal:
	a. Collections allocable to Principal		$17,272,166.22
	b. Liquidation Proceeds allocable to Principal		$483,513.48
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$17,755,679.70

17.	Total Finance Charge and Principal Collections (15d + 16d)	$19,974,399.28
18.	Interest Income from Collection Account	$30,241.12
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$20,004,640.40
Available Funds
21.	Available Collections	$20,004,640.40
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$20,004,640.40
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$282,943.15
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$282,943.15
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$142,801.40
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$142,801.40
	m. Class A-4 Monthly Interest	$174,173.33
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$174,173.33
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$55,416.67
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$55,416.67
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$45,833.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$45,833.33
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$47,456.50
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$47,456.50
34.	Quaternary Principal Distributable Amount	$11,996,555.74
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$12,745,180.12
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$6,250,000.18
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$2,218,719.58
	b. Total Daily Deposits of Principal Collections	$17,755,679.70
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$30,241.12
	e. Total Deposits to Collection Account (sum a - d)	$20,004,640.40
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$282,943.15
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$18,712,237.15
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,009,460.10
	f. Total Withdrawals from Collection Account (sum a - e)	$20,004,640.40
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$142,801.40
	d. Class A-4 Interest Distribution	$174,173.33
	e. Class B Interest Distribution	$55,416.67
	f. Class C Interest Distribution	$45,833.33
	g. Class D Interest Distribution	$47,456.50
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$18,246,555.92
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$18,712,237.15
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$18,389,357.32
	d. Class A-4 Distribution	$174,173.33
	e. Class B Distribution	$55,416.67
	f. Class C Distribution	$45,833.33
	g. Class D Distribution	$47,456.50
	h. Total Withdrawals from Note Payment Account (sum a - g)	$18,712,237.15

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$1,009,460.10
	b. Reserve Account surplus (Ln 55)	$6,079.35
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,015,539.45
46.	Withdrawals
	a. Certificateholder Distribution	$1,015,539.45
	b. Total Withdrawals from Certificate Payment Account	$1,015,539.45
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $3,125,000.09	$3,125,000.09
	b. Note Balance	$315,035,225.96
48.	Required Reserve Account Amount	$3,125,000.09
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$3,125,000.09
50.	Investment Earnings	$6,079.35
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$3,131,079.44
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$6,079.35
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$3,125,000.09
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$282,943.15
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$18,712,237.15
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,009,460.10
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$6,079.35
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$18,389,357.32
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$174,173.33
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$55,416.67
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$45,833.33
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$47,456.50
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,015,539.45

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	1,115	$12,654,827.32
	b. 61 to 90 days past due	493	$5,716,138.20
	c. 91 to 120 days past due	100	$1,097,433.88
	d. 121 or more days past due	2	$24,003.87
	e. Total Past Due (sum a - d)	1,710	$19,492,403.27
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)		6.0670%

73.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	92	$974,389.70
75.	Recoveries	218	$490,387.00
76.	Net Losses (Ln 74 - Ln 75)		$484,002.70
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)		0.1426%

Cumulative Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	3,496	$49,751,776.37
79.	Recoveries	2,935	$21,820,610.45
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$27,931,165.92
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)		2.2345%
82.	Average Net Loss on Defaulted Receivables		$7,989.46

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,441,042,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 9, 2019.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer